Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000005542 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000005542 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000005542 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000005542 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000005542 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005542 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005542 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000005542 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000005542 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000005542 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000005542 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005542 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000005542 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005542 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005542 | Pre-Refunded
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005542 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005542 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000193181 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000193181 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000193181 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000193181 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000193181 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193181 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000193181 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000193181 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000193181 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000193181 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000193181 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000193181 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000193181 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000193181 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193181 | Pre-Refunded
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193181 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193181 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	7.90%